Note 5 - Short-term Investments - Summary of Short-term Investments (Details) - Bank Time Deposits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost	$ 17,601	$ 21,532
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	$ 17,601	$ 21,532